Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-Accounted Associates (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of associates [line items]
Net income	$ 121	$ 101	$ 96
Associates [member]
Disclosure of associates [line items]
Net income	15	20	32
OCI	(7)	6	4
Total comprehensive income	$ 8	$ 26	$ 36